PGIM Jennison Diversified Growth Fund Investment Strategy - PGIM Jennison Diversified Growth Fund	Jul. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	INVESTMENTS, RISKS AND PERFORMANCEPrincipal Investment Strategies.
Strategy Narrative [Text Block]	The Fund seeks investments that will increase in value. To achieve the Fund’s investment objective, the subadviser purchases stocks of large companies it believes will experience earnings growth at a rate faster than that of the Russell 1000 Index. The subadviser normally invests at least 80% of the Fund’s investable assets in equity and equity-related securities of companies with market capitalizations comparable to those found in the Russell 1000 Index (measured at the time of purchase). The term “investable assets” refers to the Fund’s net assets plus any borrowings for investment purposes. For the purposes of selecting securities for the Fund, comparable market capitalization is defined as those within the range of market capitalizations of companies included in the Russell 1000 Index. The market capitalization within the range will vary, but as of July 31, 2025, the weighted average market capitalization of companies included in the Russell 1000 Index was approximately $1.3 billion, and the market capitalization of the largest company included in the Russell 1000 Index was approximately $4.3 billion. The Fund may actively and frequently trade its portfolio securities. The subadviser uses a bottom-up, fundamental research-intensive approach to identify companies with attractive valuations and sustained above-average growth in revenues, earnings, and cash flows. The subadviser supplements this fundamental analysis with an analysis of quantitative factors, such as stock price momentum and stock valuation. Incorporating information from both the subadviser’s fundamental and quantitative analyses, the subadviser constructs a diversified portfolio with sector and risk factor exposures managed relative to the Russell 1000 Growth Index, using a technique known generally as portfolio optimization. At times, the Fund may have a significant portion of its assets invested in the same economic sector.